Convertible Redeemable Preferred Shares (Details) $ / shares in Units, ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 26, 2018 USD ($) $ / shares shares	Dec. 23, 2016 USD ($) $ / shares shares	Sep. 13, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Convertible Redeemable Preferred Shares [Line Items]
Per share (in Dollars per share) | $ / shares		$ 0.00001428571428
Cash consideration (in Dollars)
Issued price per share	100.00%	100.00%
Interest rate percentage	8.00%	8.00%
Redemption value (in Yuan Renminbi)			241,411	¥ 241,411
Wu Capital Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares					30,895,062
Series Pre-A Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								61,600,000
Per share (in Dollars per share) | $ / shares								$ 0.0162
Cash consideration (in Dollars) | $								$ 1,000
Series Pre-A Preferred Shares [Member] | China Broadband Capital Partners III, L.P. [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								15,050,000
Series Pre-A Preferred Shares [Member] | Gifted Ventures II Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								15,050,000
Series Pre-A Preferred Shares [Member] | QM Angel I Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								21,000,000
Series Pre-A Preferred Shares [Member] | Zhong Mi Capital Ltd. [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								10,500,000
Series A Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								186,666,662
Per share (in Dollars per share) | $ / shares								$ 0.0161
Cash consideration (in Dollars) | $								$ 3,001
Series A Preferred Shares [Member] | China Broadband Capital Partners III, L.P. [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								93,333,331
Series A Preferred Shares [Member] | Gifted Ventures II Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares								93,333,331
Series A+ Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares							77,777,784
Per share (in Dollars per share) | $ / shares							$ 0.0643
Cash consideration (in Dollars) | $							$ 5,000
Series A+ Preferred Shares [Member] | China Broadband Capital Partners III, L.P. [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares							38,888,892
Series A+ Preferred Shares [Member] | Gifted Ventures II Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares							38,888,892
Series B Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares						101,111,115
Per share (in Dollars per share) | $ / shares						$ 0.1088
Cash consideration (in Dollars) | $						$ 11,000
Series B Preferred Shares [Member] | China Broadband Capital Partners III, L.P. [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares						13,787,879
Series B Preferred Shares [Member] | Gifted Ventures II Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares						13,787,879
Series B Preferred Shares [Member] | Wu Capital Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares						73,535,357
Series C Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares					92,685,186
Per share (in Dollars per share) | $ / shares					$ 0.1618
Cash consideration (in Dollars) | $					$ 15,000
Series C Preferred Shares [Member] | Wu Capital Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscribed preferred shares					61,790,124
Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Redemption value (in Yuan Renminbi) | ¥			¥ 241,411